Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Components of our Intangible Assets

The following table presents the components of our intangible assets:

	2024	2023
Finite-lived intangible assets:
Software	$955,466	$916,069
Copyrights	61,040	62,744
Other	8,773	9,020
Less: accumulated amortization	(529,883)	(71,110)
Net finite-lived intangible assets	495,396	916,723
Indefinite-lived intangible assets:
Operating licenses	18,689,581	20,247,909
Stock exchange trading right	128,821	128,062
Trademarks	87,038	89,709
Other	15,127	15,550
Intangible assets, net	$19,415,963	$21,397,953

Schedule of Estimated Future Amortization Expense of Finite-Lived Intangible Assets

The following is the estimated future amortization expense of finite-lived intangible assets as of December 31, 2024.

2025	$446,784
2026	6,076
2027	6,076
2028	6,076
2029	6,076
Thereafter	24,308
Total	$495,396